Item 1. Report to Shareholders

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights          For a share outstanding throughout each period

                  6 Months      Year
                     Ended     Ended
                   4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99

NET ASSET VALUE

Beginning of
period             $ 10.32   $  7.25   $  8.21   $ 10.19   $  8.03   $  7.22

Investment
activities

  Net investment
  income (loss)       0.16      0.13      0.18      0.15      0.05      0.09

  Net realized and
  unrealized gain
  (loss)              0.86      2.94     (0.79)    (2.09)     2.14      0.86

  Total from
  investment
  activities          1.02      3.07     (0.61)    (1.94)     2.19      0.95

Distributions

  Net investment
  income             (0.16)       --     (0.29)    (0.04)    (0.04)    (0.14)

  Net realized
  gain                  --        --     (0.06)       --        --        --

  Total
  distributions      (0.16)       --     (0.35)    (0.04)    (0.04)    (0.14)

  Redemption fees
  added to
  paid-in-capital       --        --        --        --      0.01        --

NET ASSET VALUE

End of period      $ 11.18   $ 10.32   $  7.25   $  8.21   $ 10.19   $  8.03
                   ---------------------------------------------------------
Ratios/
Supplemental
Data

Total return^         9.90%    42.34%    (8.15)%  (19.10)%   27.41%    13.57%

Ratio of total
expenses to
average net assets    1.41%!    1.55%      1.53%     1.49%    1.46%     1.62%

Ratio of net
investment income
(loss) to average
net assets            2.74%!    1.55%      1.88%     1.40%    0.42%     1.05%

Portfolio
turnover rate         38.9%!    27.4%      21.0%     29.9%    27.5%     43.2%

Net assets,
end of period
(in thousands)     $193,227  $166,059   $126,905  $155,239 $228,655  $200,385

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Portfolio of Investments (SS.) ++                            Shares       Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

ARGENTINA   2.0%

Common Stocks   2.0%

Quilmes Industrial ADR (USD) *                               51,800         945

Tenaris ADR (USD)                                            94,700       2,840

Total Argentina (Cost $3,259)                                             3,785

BRAZIL   47.2%

Common Stocks   35.5%

Brasil Telecom Participacoes ADR (USD)                       47,200       1,463

Cia De Concessoes                                           105,300         901

Companhia de Bebidas ADR (USD)                              302,624       5,677

Companhia Siderurgica Nacional                           57,677,000       2,735

Companhia Vale do Rio Doce ADR (USD)                        210,600       8,232

Companhia Vale do Rio Doce ADR (USD)

(1ADR represents 1 common share)                            109,200       4,969

Embraer Aircraft ADR (USD)                                  110,082       2,840

Grupo Pao de Acucar ADR (USD) *                              18,900         336

Petroleo Brasileiro (Petrobras) ADR (USD)                   983,357      24,535

Petroleo Brasileiro (Petrobras) ADR

1 ADR represents 1 common share) (USD)                       55,900       1,615

Tele Centro Oeste Celular ADR (USD)                          70,966         608

Tele Norte Leste Participacoes *                        237,394,900       2,582

Tele Norte Leste Participacoes ADR (USD)                    368,100       4,358

Telemig Celular Participacoes ADR (USD)                      27,100         829

Telesp Celular Participacoes ADR (USD) *                    588,200       4,194

Votorantim Celulose ADR (USD)                                86,200       2,707

                                                                         68,581

Preferred Stocks   11.7%

Ambev                                                            10           0

Banco Bradesco                                               99,291       4,023

Banco Itau Holding Financeira                           108,343,300       8,581

Caemi Mineracao e Metalurgica *                           4,498,000       1,636

Cia Energetica Minas Gerais (Cemig)                     247,555,000       3,786

Cia Suzano de Papel e Celulose                              554,400       2,450

Gerdau                                                      197,600       2,082

                                                                         22,558

Total Brazil (Cost $83,607)                                              91,139

CHILE   3.8%

Common Stocks   3.8%

Banco Santander ADR (USD)                                   162,166       4,048

Enersis ADR (USD)                                           559,000       3,382

Total Chile (Cost $6,993)                                                 7,430

MEXICO   42.2%

Common Stocks   42.2%

America Movil ADR (USD)                                     623,776      21,084

Cemex                                                     1,342,508       7,854

Coca-Cola Femsa ADR, Series L (USD) *                        21,900         465

Consorcio ARA *                                           1,011,700       2,751

Controladora Comercial Mexicana                           2,160,000       2,387

Femsa, UBD Units                                            652,900       2,836

Grupo Aeroportuario del Sureste ADR (USD)                   186,100       3,638

Grupo Financiero Banorte                                    528,200       1,876

Grupo Modelo, Series C                                    1,937,000       4,844

Grupo Televisa ADR (USD)                                    197,800       8,622

Kimberly-Clark de Mexico, Series A                          438,241       1,163

Telmex ADR (USD)                                            390,476      13,331

Wal-Mart de Mexico                                        3,706,074      10,792

Total Mexico (Cost $54,255)                                              81,643

PERU   1.9%

Common Stocks   1.9%

Compania de Minas Buenaventura ADR, Series B (USD)          169,600       3,670

Total Peru (Cost $1,437)                                                  3,670

SHORT-TERM INVESTMENTS   1.7%

Money Market Funds   1.7%

T. Rowe Price Reserve Investment Fund, 1.09% #            3,353,857       3,354

Total Short-Term Investments (Cost $3,354)                                3,354

SECURITIES LENDING COLLATERAL   11.6%

Money Market Pooled Account   11.6%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.06% #                 22,333,725      22,334

Total Securities Lending Collateral (Cost $22,334)                       22,334

Total Investments in Securities

110.4% of Net Assets (Cost $175,239)                                   $213,355
                                                                       --------

(ss.) Denominated in currency of country of incorporation unless otherwise noted

++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $175,239)                 $   213,355

Other assets                                                              2,899

Total assets                                                            216,254

Liabilities

Obligation to return securities lending collateral                       22,334

Other liabilities                                                           693

Total liabilities                                                        23,027

NET ASSETS                                                          $   193,227
                                                                    -----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $     2,237

Undistributed net realized gain (loss)                                  (49,364)

Net unrealized gain (loss)                                               38,113

Paid-in-capital applicable to 17,277,901 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      202,241

NET ASSETS                                                          $   193,227
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     11.18
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $496)                           $     4,168

  Securities lending                                                         64

  Total income                                                            4,232

Expenses

  Investment management                                                   1,085

  Shareholder servicing                                                     230

  Custody and accounting                                                     76

  Registration                                                               14

  Prospectus and shareholder reports                                         12

  Legal and audit                                                            10

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                          1,433

Net investment income (loss)                                              2,799

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             13,095

  Foreign currency transactions                                            (150)

  Net realized gain (loss)                                               12,945

Change in net unrealized gain (loss)

  Securities                                                                 49

  Other assets and liabilities
  denominated in foreign currencies                                          (3)

  Change in net unrealized gain (loss)                                       46

Net realized and unrealized gain (loss)                                  12,991

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    15,790
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months          Year
                                                            Ended         Ended
                                                          4/30/04      10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $    2,799    $    2,134

  Net realized gain (loss)                                 12,945         3,311

  Change in net unrealized gain (loss)                         46        43,722

  Increase (decrease) in net assets from operations        15,790        49,167

Distributions to shareholders

  Net investment income                                    (2,664)           --

Capital share transactions *

  Shares sold                                              44,508        25,506

  Distributions reinvested                                  2,496            --

  Shares redeemed                                         (33,118)      (35,575)

  Redemption fees received                                    156            56

  Increase (decrease) in net assets from capital
  share transactions                                       14,042       (10,013)

Net Assets

Increase (decrease) during period                          27,168        39,154

Beginning of period                                       166,059       126,905

End of period                                          $  193,227    $  166,059
                                                       ----------    ----------

(Including undistributed net investment income of $2,237 at 4/30/04 and $2,102 at 10/31/03)

*Share information

  Shares sold                                               3,720         2,978

  Distributions reinvested                                    226            --

  Shares redeemed                                          (2,758)       (4,386)

  Increase (decrease) in shares outstanding                 1,188        (1,408)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 1993. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 97% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $21,902,000; aggregate collateral consisted of $22,334,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $52,431,000 and $37,177,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $62,309,000 of unused capital loss carryforwards, of which $8,110,000 expire in fiscal 2004, $33,638,000 expire in fiscal 2007, and $20,561,000 thereafter through fiscal 2010.

At April 30, 2004, the cost of investments for federal income tax purposes was $175,239,000. Net unrealized gain aggregated $38,113,000 at period-end, of which $44,418,000 related to appreciated investments and $6,305,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $190,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $196,000 for the six months ended April 30, 2004, of which $44,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. At April 30, 2004 and during the six months then ended, no shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $33,000.

T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Latin America Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004